Financial instruments and risk management - Realized and Unrealized Gains and Losses (Details) - (Loss)/gain recognized relating to derivative financial instruments - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	$ (31)
Interest rate cap agreement
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	(22)
Archer convertible debt instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	(9)
Interest rate swaps not designated for hedge accounting
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	0
Cross currency swaps not designated for hedge accounting
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	0
Other
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	$ 0
Predecessor
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments		$ (4)	$ 11	$ (74)
Predecessor | Interest rate cap agreement
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments		(6)	0	0
Predecessor | Archer convertible debt instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments		2	(4)	0
Predecessor | Interest rate swaps not designated for hedge accounting
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments		0	(31)	(48)
Predecessor | Cross currency swaps not designated for hedge accounting
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments		0	46	(20)
Predecessor | Other
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments		$ 0	$ 0	$ (6)